UNITED STATES
				  SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

					       Form 13F

Report for the Calendar Year or Quarter Ended: September 30, 1999
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Check here if Amendment [_]; Amendment Number: N/A
                                              -------
This Amendment ( Check only one):  [_] is a restatement.
                                   [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Duquesne Capital Management, L.L.C.
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Address:      2579 Washington Road, Suite 322
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              Pittsburgh, PA 15241
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Joseph W. Haleski
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Title:        Vice President & Managing Director
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Phone:        412-854-3112
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Signature, Place, and Date of Signing:

/s/ Joseph W. Haleski             Pittsburgh, PA                11/2/99
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 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)



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 	Title					                          Investment Discretion					Voting Authority
	of
Security			                    Class	Cusip		  Market Value		   Quantity	  Sole	Share	Others	Managers	    Sole	     Share	  None



AIRGAS, INC.			                COM	009363102	"$5,812,500.00"		 "500,000 "	  X 					                      "500,000 "
AMERICAN MOBILE SATELITTE CORP	COM	02755R103	"$3,500,000.00"		 "200,000 "	  X 					                      "200,000 "
AT&T CANADA INC.		             COM	00207Q202	"$19,999,500.00"	 "318,400 "	  X 					                      "318,400 "
BIOGEN, INC.			                COM	090597105	"$104,032,500.00"	"1,320,000 "	X 					                      "1,320,000 "
CATERPILLAR INC.		             COM	149123101	"$27,406,250.00"	 "500,000 "	  X 					                      "500,000 "
CBS CORPORATION			             COM	12490K107	"$26,131,250.00"	 "565,000 "	  X 					                      "565,000 "
CHUBB CORPORATION		            COM	171232101	"$20,921,250.00"	 "420,000 "	  X 					                      "420,000 "
CITRIX SYSTEMS, INC.		         COM	177376100	"$6,193,750.00"		 "100,000 "	  X 					                      "100,000 "
COLUMBIA HCA/HEALTHCARE CORP	  COM 197677107	"$21,187,499.99"	 "1,000,000 "	X 					                      "1,000,000 "
DBT ONLINE, INC.		             COM	233044106	"$8,963,584.89"		 "359,442 "	  X 					                      "359,442 "
EG&G, INC.			                  COM	268457108	"$9,953,125.00"		 "250,000 "	  X 					                      "250,000 "
ELECTRONIC DATA SYSTEMS CORP	  COM 285661104	"$42,350,000.00"	 "800,000 "	  X 					                      "800,000 "
GENENTECH, INC.			             COM	368710406	"$52,379,875.00"	 "358,000 "	  X 					                      "358,000 "
GILEAD SCIENCES, INC.		        COM	375558103	"$32,093,750.00"	 "500,000 "	  X 					                      "500,000 "
GLOBALSTAR TELECOMMUN LTD	     COM	63930H104	"$18,727,750.00"	 "814,250 "	  X 					                      "814,250 "
HEWLETT-PACKARD COMPANY		      COM	428236108	"$24,840,000.00"	 "270,000 "	  X 					                      "270,000 "
HUMAN GENOME SCIENCES, INC.	   COM	428236103	"$9,218,750.00"		 "125,000 "	  X 					                      "125,000 "
IDEC PHARMACEUTICALS CORP	     COM	449370105	"$47,015,625.00"	 "500,000 "	  X 					                      "500,000 "
LIFEPOINT HOSPITALS, INC.	     COM	532192109	"$457,223.12"		   "52,630 "	   X 					                      "52,630 "
LSI LOGIC CORPORATION		        COM	502161102	"$36,822,500.00"	 "715,000 "	  X 					                      "715,000 "
MCI WORLDCOM, INC.		           COM	55268B106	"$85,884,371.89"	 "1,194,913 "	X 					                      "1,194,913 "
NEOPATH, INC.			               COM	640517108	"$288,750.00"		   "60,000 "	   X 					                      "60,000 "
PATHWAYS GROUP INC. (THE)	     COM	70321D106	"$1,150,000.00"		 "200,000 "	  X 					                      "200,000 "
PE CORP- CELERA GENOMICS GROUP	COM	69332S201	"$402,500.00"		   "10,000 "	   X 					                      "10,000 "
QUALCOMM INCORPORATED		        COM	747525103	"$97,431,562.50"	 "515,000 "	  X 					                      "515,000 "
QUORUM HEALTH GROUP, INC.	     COM	749084109	"$1,406,249.99"		 "200,000 "	  X 					                      "200,000 "
SCHLUMBERGER LIMITED		         COM	806857108	"$12,462,500.00"	 "200,000 "	  X 					                      "200,000 "
SEVEN SEAS PETROLEUM INC.	     COM	817917107	"$5,255,000.00"		 "1,681,600 "	X 					                      "1,681,600 "
SK TELECOM CO LTD ADR		        ADR	78440P108	"$19,593,750.00"	 "1,900,000 "	X 					                      "1,900,000 "
SUN MICROSYSTEMS, INC.		       COM	866810104	"$62,310,000.00"	 "670,000 "	  X 					                      "670,000 "
TELIGENT, INC. CLASS A		       COM	87959Y103	"$4,968,750.00"		 "100,000 "	  X 					                      "100,000 "
TEXAS INSTRUMENTS INCORPORATED	COM	882508104	"$24,675,000.00"	 "300,000 "	  X 					                      "300,000 "
TRANSOCEAN OFFSHORE INC.	      COM	G90076103	"$6,125,000.00"		 "200,000 "	  X 					                      "200,000 "
TRIAD HOSPITALS, INC.		        COM	89579K109	"$532,878.75"		   "52,630 "	   X 					                      "52,630 "
TRIANGLE PHARMACEUTICALS, INC.	COM	89589H104	"$15,400,000.00"	 "800,000 "	  X 					                      "800,000 "
TRICON GLOBAL RESTAURANTS, INC	COM 895953107	"$28,656,250.00"	 "700,000 "	  X 					                      "700,000 "
TYCO INTERNATIONAL LTD.		      COM	902124106	"$103,250,000.00"	"1,000,000 "	X 					                      "1,000,000 "
VISX, INCORPORATED		           COM	928445105	"$3,954,687.49"		 "50,000 "	   X 					                      "50,000 "
VODAFONE AIRTOUCH PLC ADR	     ADR	92857T107	"$26,152,499.99"	 "110,000 "	  X 					                      "110,000 "
WEATHERFORD INTERNATIONAL, INC.COM 947074100	"$6,400,000.00"		 "200,000 "	  X 					                      "200,000 "


GRAND TOTAL						                            "$1,024,306,433.62"



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